Label	Element	Value
IQ Candriam SRI European Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Candriam SRI European Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI European Equity Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions

Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 30, 2017, the market capitalization range of the Underlying Index was approximately $4.6 billion to $271.2 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the following 15 European developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 30, 2017, the Underlying Index consisted of 286 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Currency Risk

The Fund will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Concentration in Europe

Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. A significant decline in the value of the euro, or the exit of a country from the EMU, may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe.

Geographic Risk

A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the markets the Underlying Index seeks to track due to changes that occur more quickly than the quarterly rebalancing process can track. Securities in the Underlying Index or the Fund's portfolio may also underperform in comparison to the general securities markets.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Candriam SRI European Equity ETF | IQ Candriam SRI European Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	$ 148

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.